Property, plant and equipment - Summary of property, plant and equipment (Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	$ (3,979)	$ (3,882)
Average borrowing rate used for capitalisation of interest	5.30%	4.90%
Loans secured by non-current assets collateral	$ 4,540	$ 4,562
Capitalised production phase stripping costs
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,276	2,050
Capitalisation of property, plant and equipment	536
Capitalisation offset by depreciation	(316)
Capitalised production phase stripping costs | Property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	1,833	1,572
Capitalised production phase stripping costs | Investment in equity accounted units [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	443	478
Capitalised production phase stripping costs | Subsidiaries [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	(139)	(134)	$ (194)
Freehold
Disclosure of detailed information about property, plant and equipment [Line Items]
Land and buildings carrying amount	6,377	6,240
Long leasehold
Disclosure of detailed information about property, plant and equipment [Line Items]
Land and buildings carrying amount	$ 26	23
Buildings | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	5 years
Buildings | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	$ (2,869)	$ (2,836)
Plant and equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Plant and equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Power generating assets | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Power generating assets | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Capital works in progress [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation of property, plant and equipment	$ 0